Subsequent Events (Details Narrative) - Nonadjusting Event [Member] R$ in Millions	Feb. 12, 2026 $ / shares shares	Jan. 12, 2026 BRL (R$)
IfrsStatementLineItems [Line Items]
Compensatory amount | R$		R$ 1
Class A common shares
IfrsStatementLineItems [Line Items]
Purchase of additional shares	20,000,000
Purchase of additional option shares	23,000,000
Shares issued and sold	20,000,000
Common stock par value | $ / shares	$ 12